INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	$ 770,755,000	$ 2,664,000
Held-to-Maturity Unrealized Gains	9,021,000	229,000
Held-to-Maturity Unrealized Losses	(1,302,000)	0
Held-to-Maturity Market Value	778,474,000	2,893,000
Available-for-Sale Amortized Cost	1,017,104,000	1,421,490,000
Available-for-Sale Unrealized Gains	16,725,000	22,478,000
Available-for-Sale Unrealized Losses	(1,733,000)	(2,122,000)
Available-for-Sale Market Value	1,032,096,000	1,441,846,000
Available-for-sale investment securities	236,700,000	162,600,000	0
Available-for-sale Securities, Gross Realized Gains	3,600,000	2,500,000
Available-for-sale Securities, Gains, After Tax	2,300,000	1,600,000
Securities Owned and Pledged as Collateral, Description	1,200,000,000	800,000,000
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	20,512,000	0
Held-to-Maturity Unrealized Gains	679,000	0
Held-to-Maturity Unrealized Losses	0	0
Held-to-Maturity Market Value	21,191,000	0
Available-for-Sale Amortized Cost	15,562,000	45,757,000
Available-for-Sale Unrealized Gains	333,000	433,000
Available-for-Sale Unrealized Losses	0	0
Available-for-Sale Market Value	15,895,000	46,190,000
Mortgage-backed securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	740,891,000	90,000
Held-to-Maturity Unrealized Gains	8,077,000	2,000
Held-to-Maturity Unrealized Losses	(1,290,000)	0
Held-to-Maturity Market Value	747,678,000	92,000
Available-for-Sale Amortized Cost	854,150,000	1,344,015,000
Available-for-Sale Unrealized Gains	14,564,000	21,394,000
Available-for-Sale Unrealized Losses	(1,485,000)	(2,031,000)
Available-for-Sale Market Value	867,229,000	1,363,378,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	9,352,000	2,574,000
Held-to-Maturity Unrealized Gains	265,000	227,000
Held-to-Maturity Unrealized Losses	(12,000)	0
Held-to-Maturity Market Value	9,605,000	2,801,000
Available-for-Sale Amortized Cost	35,913,000	9,270,000
Available-for-Sale Unrealized Gains	169,000	121,000
Available-for-Sale Unrealized Losses	(84,000)	(5,000)
Available-for-Sale Market Value	35,998,000	9,386,000
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0
Held-to-Maturity Unrealized Gains	0
Held-to-Maturity Unrealized Losses	0
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost	57,000,000
Available-for-Sale Unrealized Gains	90,000
Available-for-Sale Unrealized Losses	(1,000)
Available-for-Sale Market Value	57,089,000
Other securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0	0
Held-to-Maturity Unrealized Gains	0	0
Held-to-Maturity Unrealized Losses	0	0
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost	54,479,000	22,448,000
Available-for-Sale Unrealized Gains	1,569,000	530,000
Available-for-Sale Unrealized Losses	(163,000)	(86,000)
Available-for-Sale Market Value	$ 55,885,000	$ 22,892,000